Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company, its subsidiaries, VIE and subsidiaries of VIE, after elimination of all intercompany accounts and transactions.

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and subsidiaries of VIE for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIE and subsidiaries of VIE have been eliminated upon consolidation.

c)	Reclassifications

Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on the consolidated financial statements as previously reported.

d)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, provision of current expected credit losses of receivables, the impairment of goodwill, fair value of amounts due to related party and warrant, as well as the valuation and recognition of share-based compensation expenses. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

e)	Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive loss in the consolidated statements of operations and comprehensive loss.

2. Significant Accounting Policies (Continued)

e)	Functional currency and foreign currency translation (Continued)

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in foreign exchange (losses)/gains in the consolidated statements of operations and comprehensive loss.

f)	Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, bank deposits included in short-term investments, accounts receivable, other receivables (included in “prepayments and other current assets”), accounts payable, short-term borrowings, contract liabilities and other payables (included in “accrued expenses and other current liabilities”), of which the carrying values approximate their fair value. Lease liabilities are measured at amortized cost using discounted rates reflected time value of money.

g)	Cash, cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2024 and 2025, there were cash at bank denominated in US dollars amounting to approximately US$9.6 million (RMB69.3 million) and US$9.5 million (RMB66.8 million), respectively, and denominated in RMB amounting to approximately RMB48.2 million and RMB77.7 million, respectively.

As of December 31, 2024 and 2025, the Group had approximately RMB58.1 million and RMB87.6 million, cash and cash equivalents held by its PRC subsidiaries and VIE, representing 49.4% and 60.6% of total cash and cash equivalents of the Group, respectively. As of December 31, 2024 and 2025, the Group had RMB5.0 million and RMB26.1 million restricted cash, respectively. Restricted cash primarily represents cash deposits in a regulatory escrow account related to insurance transaction services and a USD 3 million deposit was pledged to Bank of Beijing as collateral for a RMB 20 million loan borrowed by Baodafang from the bank. Restricted cash is classified into current and non-current assets based on the maturities of term deposits. The Group had no other lien arrangements for the years ended December 31, 2023, 2024 and 2025.

2. Significant Accounting Policies (Continued)

h)	Short-term investments

Short-term investments represent bank deposits with original maturities of more than three months but within one year and wealth management products. In accordance with Accounting Standards Codification (“ASC”) 825, Financial Instruments, for wealth management products with interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and re-measured these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as interest income. As of December 31, 2024 and 2025, the Group had approximately RMB32.4 million and RMB0.23 million bank deposits; RMB3.0 million and nil wealth management products, respectively. Interest earned is recorded as interest income, amounting to RMB0.16 million, RMB0.08 million and RMB0.01 million, in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023, 2024 and 2025, respectively.

i)	Expected credit losses of receivables

The Group’s accounts receivable and other receivables (included in “prepayments and other current assets”) are within the scope of ASC 326. To estimate current expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, any changes in customer collection trends, the credit worthiness of customers, the contractual and customary payment terms that generally range from 30 to 180 days, current economic conditions, and expectation of future economic conditions (external data and macroeconomic factors). Accounts receivable balances are written off (i.e., charged-off against the allowance) when they are determined to be uncollectible after all means of collection have been exhausted and the potential for recovery is considered remote.

Accounts receivable is recorded at the invoiced amount and do not bear interest. As of December 31, 2024 and 2025, the Group’s accounts receivable consists primarily of receivables from insurance transaction services customers. The Group recorded current expected credit loss expense of RMB1.2 million, RMB3.2 million and negative RMB1.2 million for the years ended December 31, 2023, 2024 and 2025, respectively.

j)	Property, equipment and leasehold improvement, net

Property, equipment and leasehold improvement are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Leasehold improvement	Shorter of the lease term or estimated economic life
Furniture and office equipment	3-5 years
Electronics equipment and others	3-6 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and leasehold improvement is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

k)	Intangible assets, net

Intangible assets mainly consist of software, licenses, agency agreements and channel relationship. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Licenses, agency agreements and channel relationship acquired in a business combination were recognized initially at fair value at the date of acquisition. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Software	3-5 years
Licenses	10 years
Agency agreements	2 years
Channel relationship	2 years

Licenses comprise insurance brokerage licenses, which has an estimated useful life of 10 years (the “Amortization Period”), which represent the time periods that the Group expects these assets will generate economic benefits to the Group’s business. The licenses have a term of validity of 5 years or longer, and are subject to certain administrative renewal at the relevant government authorities upon expiry. The renewal criteria for licenses are the same as the criteria when applying for these licenses. The Group assesses that it can continue to meet these criteria throughout the Amortization Period and these licenses will be renewed upon expiry. Agency agreements comprise contractual relationship with referral partners, which have an estimated useful life of 2 years. Channel relationship comprises customer relationship with insurance carriers, which have an estimated useful life of 2 years.

2. Significant Accounting Policies (Continued)

l)	Impairment of long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the year presented.

m)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2024 and 2025 were related to its acquisition of Cheche Insurance (previously named “Fanhua Times Sales and Service Co., Ltd.” or “Fanhua Times”) in October 2017 (Note 8). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgements, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group represents the lowest level within the entity at which goodwill is monitored for internal management purposes. The Group has the option to choose whether it will apply a qualitative assessment first and then a quantitative assessment, if necessary, or to apply a quantitative assessment directly. The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. Based on the impairment assessment, management determined that no impairment loss was recorded for the years ended December 31, 2023, 2024 and 2025. At December 31, 2024 and 2025, goodwill was RMB84.6 million and RMB84.6 million, respectively.

n)	Warrant

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is assessed at the end of each reporting period. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the warrants instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statements of operations and comprehensive loss.

2. Significant Accounting Policies (Continued)

o)	Revenue recognition

Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the common course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for mainly include insurance transaction services, SaaS services and other services.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract(s) with a customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Insurance Transaction Services Income

The main source of revenue is insurance transaction services fee directly from (i) insurance carriers who underwrite insurance policies and (ii) insurance intermediaries who directly transact with insurance carriers, both determined based on a percentage of premium paid by the insured. The service fee rate paid by the insurance carriers or insurance intermediaries, shall be based on the terms specified in the service contract with the insurance carriers or with the insurance intermediaries for each insurance policy sold through the Group’s online platform and mobile applications in the PRC. The Group determines that the insurance carrier or insurance intermediary are its customer in these agreements. Insurance transaction services revenue for the commission earned is recognized at a point in time when the Company has fulfilled its performance obligation. This occurs when the signed insurance policy is in place and the premium is collected by the insurance carriers from the insured.

2. Significant Accounting Policies (Continued)

o)	Revenue recognition (Continued)

SaaS and technical services income

The Group provides SaaS services to selected insurance carriers or insurance intermediaries. This cloud-based services allow insurance carriers or insurance intermediaries to use the Group’s self-developed SaaS management system without taking possession of its software. The Group has determined that the insurance carriers or insurance intermediaries as customers and initially records services fee as contract liabilities upon receipt and then recognizes the revenue on a straight-line basis over the service period, which is usually one year.

The Group also provides technical services to third-party companies. The Group charges third-party companies service fee for developing software for them. Technical services revenue is recognized based on cost-to-cost input method of measuring progress upon the completion of each service.

Other Services

The Group provides automotive after-sales service to third-party companies or individual consumers. The Group satisfies its performance obligation through delivering automotive after-sales service and receives service fee from the third-party companies and individual consumers.

Contract Balances and Accounts Receivable

Contract liabilities primarily consist of customer advances which relates to the payments received for SaaS and technical services in advance of performance under the contract. The increase in contract liabilities over the year presented was a result of the increase in consideration received from the Group’s customers, which was in line with the growth of revenues in SaaS and technical services. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year.

During the years ended December 31, 2023, 2024 and 2025, the Group recognized revenue amounted to RMB0.9 million, RMB4.3 million and RMB1.4 million, respectively that was included in the corresponding opening contract liabilities balance of RMB0.9 million, RMB4.3 million and RMB1.8 million at December 31, 2022, 2023 and 2024, respectively. As of December 31, 2025, the aggregate amount of transaction price allocated to the unsatisfied performance obligations is RMB1.0 million, which was recorded under contract liabilities and to be recognized as revenues in one year.

During the years ended December 31, 2023, 2024 and 2025, the Group did not have any arrangement where the performance obligations has already been satisfied in the past year but recognized the corresponding revenue in the current year.

As of December 31, 2024 and 2025, there was no contract assets.

Accounts receivable mainly represent amounts due from insurance transaction services customers, when the Group has satisfied its performance obligations and has the unconditional right to payment. They are carried at net realizable value. As of December 31, 2024 and 2025, the Group’s accounts receivables, net were RMB982.5 million and RMB1,145.8 million, respectively. Please see Note 4 for additional information.

2. Significant Accounting Policies (Continued)

o)	Revenue recognition (Continued)

Practical Expedients

The Group has elected to use the following practical expedients as allowed under ASC Topic 606:

(i)	Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. The Group has determined that its contracts generally do not include a significant financing component.

(ii)	Costs to obtain a contract with a customer were expensed as incurred when the amortization period would have been one year or less.

p)	Cost of revenue

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue, which consists primarily of i) cost of referral partners, ii) service fee paid to third-party payment platforms, iii) salary and welfare benefits, iv) tax and surcharges and others, v) amortization and depreciation expenses, and vi) cloud service fees. These costs are charged to the consolidated statements of operations and comprehensive loss as incurred.

q)	Research and development expenses

Research and development expenses mainly consist of salary and welfare benefits, subcontracted development expenses incurred for the development and enhancement to the Company’s online platform including SaaS platform, and mobile applications.

r)	Selling and marketing expenses

Selling and marketing expenses consist primarily of salary and welfare benefits, share-based compensation expenses to the Group’s sales and marketing personnel, amortization and depreciation expenses. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses.

s)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare benefits, share-based compensation expenses, professional service fees, amortization expenses and related expenses for employees involved in general corporate functions, including finance, legal and human resources; and costs associated with use by these functions of facilities and equipment, such as traveling and general expenses.

t)	Government grants

Government grants mainly represent subsidies and tax refunds for operating a business in certain jurisdictions and fulfilment of specified tax payment obligations. Government grants are recognized where there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

2. Significant Accounting Policies (Continued)

t)	Government grants (Continued)

Deferred government grants included RMB1.4 million, RMB1.4 million and RMB1.4 million for the years ended December 31, 2023, 2024 and 2025 being the unamortized portion of a grant of nil, nil and nil the Group received in 2023, 2024 and 2025, respectively, for long-term operation. As of December 31, 2024 and 2025, the Group has not fulfilled the conditions attached to the government grants. As the Group does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred revenue.

u)	Leases

The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Group has operating leases for office buildings and has no finance leases as of December 31, 2024 and 2025. Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Group’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Group’s lease agreements contain both lease and non-lease components, which are accounted for separately based on their relative standalone price.

The Company elect to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease ROU assets or operating lease liabilities.

2. Significant Accounting Policies (Continued)

v)	Share-based compensation

Share based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares and restricted shares. For share options for the purchase of ordinary shares granted to employee and non-employee determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated statements of operations and comprehensive loss based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the fair value of ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected volatility of the fair value of ordinary shares, actual and projected employee share option exercise behavior, risk-free interest rate and expected dividends. The fair value of the ordinary shares is assessed using the income approach, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

w)	Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIE and subsidiaries of VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total balances of employee welfare benefits, including the accruals for estimated underpaid amounts, were approximately RMB63.4 million and RMB70.6 million as of December 31, 2024 and 2025.

x)	Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

2. Significant Accounting Policies (Continued)

x)	Taxation (Continued)

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2024 and 2025, respectively.

As of December 31, 2025, the tax years ended December 31, 2020 through 2024   for the Group’s subsidiaries in the PRC and the VIE are generally subject to examination by the PRC tax authorities.

y)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

z)	Net loss per share

Net loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and preferred shares, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

2. Significant Accounting Policies (Continued)

aa)	Statutory reserves

In accordance with China’s Company Laws, the Company’s VIE and subsidiaries of VIE in the PRC must make appropriations from their after-tax profit, if any (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)), after offsetting accumulated losses from prior years, to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective entity. Appropriation to the discretionary surplus fund is made at the discretion of the respective entity.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund, and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective entity. Appropriations to the other two reserve funds are at the respective entities’ discretion.

The Group has not appropriated any amount to statutory reserves for the years ended December 31, 2023, 2024 and 2025, because the Company’s subsidiary, VIE and subsidiaries of VIE were in the position of accumulated deficit as of December 31, 2024 and 2025.

bb)	Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income/(loss), as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments and fair value changes of amounts due to related party due to own credit risk.

cc)	Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. Management has determined that the Group operates in one segment, as that term is defined by FASB ASC Topic 280, Segment reporting. See Note 15.

dd)	Concentration and risk

Foreign currency exchange rate risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documents in order to effect the remittances. As of December 31, 2024 and 2025, the Group’s cash and cash equivalents, and restricted cash denominated in RMB were RMB53.2 million and RMB82.7 million, accounting for 43.4% and 48.5% of the Group’s total cash, cash equivalents and restricted cash, respectively.

2. Significant Accounting Policies (Continued)

dd)	Concentration and risk (Continued)

Credit risk and concentration risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash and accounts receivable. As of December 31, 2024 and 2025, the Group’s cash and cash equivalents, and restricted cash were typically unsecured and highly concentrated in a few major financial institutions located in China, which management consider being of high credit quality and continually monitors the creditworthiness of these financial institutions. Accounts receivable is typically unsecured and is generally derived from revenue earned from the Company’s insurance transaction services business.

Concentration of customers and suppliers

There was nil, nil and nil customer which individually accounted for 10% or more of the Group’s total operating revenue or accounts receivable for the years ended December 31, 2023, 2024 and 2025.

There was nil, nil and nil supplier which individually accounted for more than 10% of the Group’s total costs and expenses for the years ended December 31, 2023, 2024 and 2025.

ee)	Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

Recently adopted accounting pronouncements

In December 2023, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update(“ASU”) No. 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. The Group adopted this ASU on a prospective basis effective January 1, 2025. Refer to Note 11(a) for the inclusion of new disclosures required.

Other accounting standards adopted by the Group effective January 1, 2025 did not have a significant impact on its consolidated financial statements.

2. Significant Accounting Policies (Continued)

ee)	Recently issued accounting pronouncements (Continued)

Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement (Topic 220)—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. ASU 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. This guidance should be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. The Group is currently evaluating the potential impact this standard will have on its related disclosures to the consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU No. 2025-05 provides a practical expedient that permits an entity to assume that current economic conditions as of the balance sheet date do not change for the remaining life of the asset. Further, the ASU allows an entity, other than a public business entity, that elects the practical expedient to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses. ASU 2025-05 is effective for the Company for annual periods beginning after December 15, 2025. The ASU is applied prospectively and early adoption is permitted.The Group is currently evaluating the potential impact this standard will have on its consolidated financial statements and related disclosures.